Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017 using a combination of borrowings on the senior secured credit facility and cash on hand.
QVC declared and paid dividends to Liberty in the amount of $50 million subsequent to March 31, 2013 and on or prior to May 9, 2013 (the date that QVC filed its Form 10-Q for the quarter ended March 31, 2013).

(18) Subsequent Event
QVC declared and paid dividends to Liberty in the amount of $183 million subsequent to December 31, 2012 and on or prior to February 20, 2013 (the date that QVC filed its Form 10-K for the year ended December 31, 2012).